UNITED STATES OF AMERICA
BEFORE THE
SECURITIES AND EXCHANGE COMMISSION
INVESTMENT COMPANY ACT OF 1940
Release No. 30350 / January 15, 2013
_____________________________________________
___
In the Matter of :
:
Franklin Advisers, Inc. :
Franklin ETF Trust :
Franklin Templeton Distributors, Inc. :
:
One Franklin Parkway :
San Mateo, CA 94403-1906 :
:
(812-14042) :
_____________________________________________
___:
ORDER UNDER SECTIONS 6(c), 12(d)(1)(J) AND 17(b) OF
THE INVESTMENT
COMPANY ACT OF 1940
Franklin Advisers, Inc., Franklin ETF Trust, and Franklin
Templeton
Distributors, Inc. filed an
application on June 8, 2012, and amendments to the
application on
October 26, 2012, and
December 18, 2012, requesting an order under section
6(c) of the
Investment Company Act of
1940 ("Act") for an exemption from sections 2(a)(32),
5(a)(1),
22(d) and 22(e) of the Act and
rule 22c-1 under the Act, under section 12(d)(1)(J) of
the Act
for an exemption from sections
12(d)(1)(A) and 12(d)(1)(B) of the Act, and under
sections 6(c)
and 17(b) of the Act for an
exemption from sections 17(a)(1) and 17(a)(2) of the
Act.
The order permits: (a) actively managed series of
certain
open-end management investment
companies to issue shares ("Shares") redeemable in
large
aggregations only ("Creation Units");
(b) secondary market transactions in Shares to occur at
negotiated market prices; (c) certain
series to pay redemption proceeds, under certain
circumstances,
 more than seven days after the
tender of Shares for redemption; (d) certain affiliated
persons
 of the series to deposit securities
into, and receive securities from, the series in
connection with
 the purchase and redemption of
Creation Units; and (e) certain registered management
investment
 companies and unit
investment trusts outside of the same group of
investment companies
 as the series to acquire
Shares.
On December 19, 2012, a notice of the filing of the
application was
 issued (Investment Company
Act Release No. 30312). The notice gave interested
persons an
opportunity to request a hearing
and stated that an order disposing of the application
would be
 issued unless a hearing was
ordered. No request for a hearing has been filed, and
the
Commission has not ordered a hearing.
2
The matter has been considered and it is found, on the
basis
of the information set forth in the
application, as amended, that granting the requested
exemptions
 is appropriate in and consistent
with the public interest and consistent with the
protection of
investors and the purposes fairly
intended by the policy and provisions of the Act.
It is further found that the terms of the proposed
transactions,
 including the consideration to be
paid or received, are reasonable and fair and do not
involve
 overreaching on the part of any
person concerned, and that the proposed transactions
are
consistent with the policy of each
registered investment company concerned and with the
general
purposes of the Act.
Accordingly, in the matter of Franklin Advisers, Inc., et
al.
(File No. 812-14042),
IT IS ORDERED, under section 6(c) of the Act, that the
requested
 exemption from sections
2(a)(32), 5(a)(1), 22(d) and 22(e) of the Act and rule 22c-
1
 under the Act is granted, effective
immediately, subject to the conditions contained in the application, as amended.
IT IS FURTHER ORDERED, under section 12(d)(1)(J) of the Act, that the requested exemption
from sections 12(d)(1)(A) and 12(d)(1)(B) of the Act is granted, effective immediately, subject
to the conditions contained in the application, as amended.
IT IS FURTHER ORDERED, under sections 6(c) and 17(b) of the Act, that the requested
exemption from sections 17(a)(1) and 17(a)(2) of the Act is granted, effective immediately,
subject to the conditions contained in the application, as amended.
For the Commission, by the Division of Investment
Management, under
 delegated authority.

Kevin M. O'Neill
Deputy Secretary